Equity Commitment and Related Party Transactions (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Purchased price of common stock	$ 500,000
Mr. Carr. [Member]
Short term loans		500,000
Loss on conversion of related party notes	$ 387,500